Financial Instruments - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Warrant derivative asset	$ 980,000	$ 0
Warrant derivative liability	0	200,000
Currency risk | U.S. dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of increase in value of currency (cad per share)	0.01
Increase (decrease) in net loss due to change in currency value	34,000	(139,000)
Currency risk | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of increase in value of currency (cad per share)	0.01
Increase (decrease) in net loss due to change in currency value	$ 30,000	$ 15,000